   As filed with the Securities and Exchange Commission on July 1, 1999

                                                     Registration No. 33-25990
                                                                      811-3214
-------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                                   FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 17


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 31
                       (Check appropriate box or boxes.)


                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C
                  -------------------------------------------
                          (Exact Name of Registrant)

                    LINCOLN NATIONAL LIFE INSURANCE COMPANY
                  -------------------------------------------
                              (Name of Depositor)

                           1300 South Clinton Street
                           Fort Wayne, Indiana 46802
                  -------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)
       Depositor's Telephone Number, including Area Code: (219)455-2000


                             Jack D. Hunter, Esq.
                             200 East Berry Street
                           Fort Wayne, Indiana 46802
                          Telephone No. (219)455-2000
                  -------------------------------------------
                    (Name and Address of Agent for Service)

                       Copies of all communications to:
                        Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, NW
                          Washington, D.C. 20004-2415
                      Attention: Kimberly J. Smith, Esq.

              Approximate Date of Public Offering:  Continuous
                                                    ----------

  It is proposed that this filing will become effective:

    X
  ----- immediately upon filing pursuant to paragraph (b) of Rule 485 on July 1, 1999 pursuant to paragraph (b) of Rule 485
  -----
  ----- 60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
  -----


                      Title of Securities Being Registered
                Units of Interest Under Variable Annuity Contracts

     The prospectus and statement of additional information for Lincoln National Variable Annuity Account C (Multi Fund) included in
Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 33-25990), filed with the Securities and Exchange Commission on April 22, 1999, are incorporated herein by reference.

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                      MULTI FUND VARIABLE ANNUITY CONTRACTS
                   LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

        SUPPLEMENT DATED JULY 1, 1999 TO THE PROSPECTUS DATED MAY 1, 1999

This supplement describes certain changes to the VARIABLE ANNUITY ACCOUNT ("VAA"), available for allocation of PURCHASE PAYMENTS under the Multi Fund Variable Annuity Contracts noted above (the "Contracts"). Please retain this supplement with your Contract prospectus for your reference. Unless otherwise stated, italicized terms have the same definitions as in the prospectus.

ADDITIONS TO THE VARIABLE ANNUITY ACCOUNT AVAILABLE UNDER THE CONTRACTS. ON OR ABOUT SEPTEMBER 7, 1999, eight additional investment options (each a "New Fund" and together the "New Funds") will be available under the Contracts. At that time, the New Funds may not be available in all states. Please contact your investment dealer for current information. Some plans limit the funds and series available under the plan. The New Funds are listed below:

BT Insurance Funds Trust:
      Equity 500 Index Fund
      Small Cap Index Fund

Baron Capital Asset Fund (Insurance Class)

Fidelity Variable Insurance Product Fund:  VIP Growth (Service Class)

Fidelity Variable Insurance Product Fund II:  VIP II Contrafund (Service Class)

Janus Aspen Series:  Worldwide Growth Fund

Neuberger Berman Advisors Management Trust (AMT):
      AMT Partners Fund
      AMT Mid-Cap Growth Fund

EXPENSE TABLES. All Expense Table information regarding Summary of Contractowner expenses, Annual contract fee, and VAA annual expenses also applies to the new funds. The following Expense Table information regarding the New Funds should be added to the annual expenses of the funds and series for the year-ended December 31, 1998 included in the Contract prospectus:


                                    Management        12b-1           Other           Total Fund
                                      fees            fees            expenses        expenses
                                      ----            ----            --------        --------
Equity 500 Index Fund (1)*            0.20%           0.00%           0.10%           0.30%
Small Cap Index Fund (1)*             0.35            0.00            0.10            0.45
Capital Asset (3)*                    1.00            0.25            0.20            1.45
VIP Growth (4)*                       0.59            0.10            0.11            0.80



VIP II Contrafund (4)*                0.59            0.10            0.11            0.80
Aspen Worldwide Growth (5)*           0.65            0.00            0.07            0.72
AMT Partners                          0.78            0.00            0.06            0.84
AMT Mid-Cap Growth (2)*               0.85            0.00            0.15            1.00

* After waivers and/or reimbursements

VOLUNTARY FEE REIMBURSEMENTS:

The following funds VOLUNTARILY waive expenses to the extent necessary to maintain a maximum total expense ratio:

1     Under the Advisory Agreement with Bankers Trust Company (the
      "Advisor"), the Fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund. These fees are accrued daily and paid monthly. The Advisor has VOLUNTARILY undertaken to waive its fee and to reimburse the Fund for certain expenses so the Fund's total operating expenses will not exceed 0.30% of average daily net assets. Under the Advisory Agreement with the Advisor, the Small Cap Index Fund will pay an advisory fee at an annual percentage rate of 0.35% of the average daily net assets of the Fund. These fees are accrued daily and paid monthly. The Advisor has VOLUNTARILY undertaken to waive its fee and to reimburse the Fund for certain expenses so the Fund's total operating expenses will not exceed 0.45% of average daily net assets. Without the reimbursement to the Funds for the year ended 12/31/98 total expenses would have been 1.19% for the Equity 500 Index Fund and 1.58% for the Small Cap Index Fund.


2 Neuberger Berman Management Inc. (NBMI) (the Advisor) has VOLUNTARILY undertaken to reimburse certain operating expenses including compensation to Neuberger Berman and excluding taxes, interest, extraordinary expense, brokerage commissions and transaction costs that exceed in the aggregate, 1.0% of the AMT Mid-Cap Growth Portfolio's average daily net asset value. These expense reimbursement agreements are subject to termination upon 60 days written notice and there can be no assurance that these policies will be continued thereafter. Without the reimbursement for the portfolio for year ended 12/31/98 total expenses for the Fund would have been 1.43%.


CONTRACTUAL FEE REIMBURSEMENTS:

The following Funds contractually waive the management fee to the extent necessary to maintain a maximum total expense ratio.

3 The advisor (BAMCO, Inc.) is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.5% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million, and 1.25% for Fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period October 1, 1998 through December 31, 1998 would have been 7.62%.

4 A portion of the brokerage commissions that certain Funds pay was used to reduce Fund expenses. In addition, certain Funds, or Fidelity Management & Research Company ("FMR") on behalf of certain Funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been 0.75% for VIP II Contrafund and VIP Growth.

5 All expenses are stated with contractual waivers and fee reductions by the Advisor, Janus Capital. Fee reductions for the Janus Aspen Worldwide Growth Portfolio reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Janus Capital has agreed to continue the waivers and fee reductions until at least the next annual renewal of the advisory agreement. Without the reimbursements or waivers total expenses for the fund for the year ended 12/31/98 would have been 0.74%.

THE NEW FUNDS. Information about each of the New Funds, including their investment objectives and investment management, is contained below.

EQUITY 500 INDEX FUND - The investment objective is to replicate as closely as possible the performance of the Standard & Poor's 500 Composite Stock Price Index before the deduction of Fund expenses. Bankers Trust Company serves as the Fund's investment advisor.


SMALL CAP INDEX FUND - The investment objective is to replicate as closely as possible (before the deduction of expenses) the total return of the Russell 2000 Small Stock Index (the "Russell 2000"), an index consisting of approximately 2,000 small-capitalization common stocks. Bankers Trust Company serves as the Fund's investment advisor.


CAPITAL ASSET FUND - The investment objective is to purchase stocks, judged by the advisor, to have the potential of increasing their value at least 50% over two subsequent years, although that goal may not be achieved. BAMCO, Inc. serves as the Fund's investment advisor.


VIP II CONTRAFUND FUND - The investment objective is capital appreciation by investing primarily in securities of companies whose value the advisor believes is not fully recognized by the public. Fidelity Management & Research Company serves as the Fund's investment advisor.


VIP GROWTH FUND - The investment objective is to achieve capital appreciation. The Portfolio normally purchases common stock. Fidelity Management &
Research Company serves as the Fund's investment advisor.

ASPEN WORLDWIDE GROWTH FUND - The investment objective is long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of foreign and domestic issuers and may at times invest in fewer than five countries or even a single country. Janus Capital Corporation serves as the Fund's investment advisor.

AMT PARTNERS FUND - The investment objective is capital growth through an investment approach that is designed to increase capital with reasonable risk. It invests mainly in common stocks of mid-to large-capitalization companies, using the value-oriented investment approach. Neuberger Berman Management
Inc. serves as the Fund's investment advisor.


AMT MID-CAP GROWTH FUND - The investment objective is growth of capital through an investment approach that is designed to increase capital with reasonable risk. It invests mainly in common stocks of medium capitalization companies. Neuberger Berman Management Inc. serves as the Fund's investment advisor.


Some advisors (or their affiliate) may pay compensation to Lincoln Life (or an affiliate) for administration, distribution, or other expenses. Currently these advisors include: Bankers Trust, BAMCO, FRM, Janus, and Neuberger Berman. The amount of compensation is usually based on assets of the Portfolio from contracts that we issue or administer, and some advisors may pay us more than others.

Additional information about the New Funds, their investment policies, risks, fees and expenses and all other aspects of their operations, can be found in the prospectuses for the New Funds, which should be read carefully before investing. The prospectuses for the New Funds will be provided prior to their becoming available to the VAA. THERE IS NO ASSURANCE THAT ANY NEW FUND WILL ACHIEVE ITS STATED OBJECTIVES.

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                      MULTI FUND VARIABLE ANNUITY CONTRACTS
                   LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT C

                      SUPPLEMENT DATED JULY 1, 1999 TO THE
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1999

This supplement provides performance information in conjunction with certain changes to the VAA available for allocation of PURCHASE PAYMENTS under the Multi Fund Variable Annuity Contracts noted above (the "Contracts"). Please retain this supplement with your Contract Statement of Additional Information for your reference. Unless otherwise stated, italicized terms have the same definitions as in the prospectus.

ON OR ABOUT SEPTEMBER 7, 1999, eight additional investment options will be available under the Contracts: BT Insurance Funds Trust: Equity 500 Index Fund; BT Insurance Funds Trust: Small Cap Index Fund; Baron Capital Asset Fund Trust (Insurance Class); Fidelity Variable Insurance Product Fund: VIP Growth (Service Class); Fidelity Variable Insurance Product Fund II: VIP II Contrafund (Service Class); Janus Aspen Series: Worldwide Growth Fund; Neuberger Berman Advisors Management Trust (AMT): AMT Partners Fund; Neuberger Berman Advisors Management Trust (AMT): AMT Mid-Cap Growth Fund (together the "New Funds"). Each New Fund is available through a new subaccount in the VAA. The following performance information should be added to the performance information included in the Contract Statement of Additional Information.

SUBACCOUNT PERFORMANCE

The Average Annual Total Return is not available for the new subaccounts, because they will not commence operations until approximately September 7, 1999.

HISTORICAL FUND PERFORMANCE ADJUSTED FOR VAA AND CONTRACT FEES AND CHARGES.

Performance information for the periods prior to the date the subaccounts commenced operations will be calculated based on the performance of the New Funds and the assumption that the subaccounts were in existence for the same periods as those indicated for the New Funds, with the Contract charges that were in effect during the time periods shown. This performance information is referred to as nonstandardized performance data. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

The following information is hereby added to the Nonstandard performance data - Subaccounts of Account C (contracts without EGMDB) table:

Type of           Subaccounts
Performance       BT                BT               Capital           VIP              VIP II
Data              Equity 500        Small Cap        Asset             Growth           Contrafund
---------         ----------        ---------        ---------         ---------        ----------
Monthly
(12/31/98)           5.8%              6.0%            10.0%             8.4%             12.1%

Year-to-date
(12/31/98)          27.4              (3.2)             N/A             38.0              28.5

Yearly
(12/31/98)          27.4              (3.2)             N/A             38.0              28.5

3-Year
Annualized
(12/31/98)           N/A               N/A              N/A             30.4               N/A


Type of           Subaccounts
Performance       Worldwide         AMT              AMT
Data              Growth            Partners         Mid-Cap
---------         ----------        ---------        ---------
Monthly
(12/31/98)           8.1%              2.3%            13.6%

Year-to-date
(12/31/98)          27.6               3.2             37.9

Yearly
(12/31/98)          27.6               3.2             37.9

3-Year
Annualized
(12/31/98)           N/A               N/A              N/A

                           PART C--OTHER INFORMATION

Item 24.
--------


(a)  LIST OF FINANCIAL STATEMENTS


     (1) Part A The Table of Condensed Financial Information is included in Part A of this Registration Statement.



     (2)  Part B
          The following financial statements of Lincoln National Variable Annuity Account C are included in the SAI:


          Statement of Assets and Liability -- December 31, 1998 Statement of Operations -- Year ended December 31, 1998 Statements of Changes in Net Assets -- Years ended
                 December 31, 1998 and 1997
          Notes to Financial Statements
          Report of Ernst & Young LLP, Independent Auditors

     (3)  Part B

          The following statutory-basis financial statements of Lincoln National Life Insurance Company are included in the SAI:


          Balance Sheets -- Statutory Basis -- December 31, 1998 and 1997 Statements of Operations -- Statutory Basis -- Years ended
                 December 31, 1998, 1997 and 1996
          Statements of Changes in Capital and Surplus -- Statutory Basis --
                 Years ended December 31, 1998, 1997 and 1996
          Statements of Cash Flows -- Statutory Basis -- Years ended
                 December 31, 1998, 1997, and 1996
          Notes to Statutory-basis Financial Statements
          Report of Ernst & Young LLP, Independent Auditors

24 (b)   LIST OF EXHIBITS

         (1)   Resolution establishing separate accounts*

         (2)   N/A

         (3)   N/A

         (4)   Variable Annuity Contract*
               (a)  Multi Fund - Single premium contract*
               (b)  Multi Fund 1 - Periodic*
               (c)  Multi Fund 2 - Flexible*
               (d)  Multi Fund 3 - Flexible*
               (e) Multi Fund 4 - Flexible (Incorporated by reference to Post-Effective Amendment No. 14 to this Registration Statement.)
               (f)  Contract Rider - Multi Fund 2 & Multi Fund 3
                    (Incorporated by reference to Post-Effective
                    Amendment No. 13 to this Registration Statement.)
               (g)  Contract Rider - Multi Fund 4 (Incorporated by reference filed with Post-Effective Amendment No. 13 to this
                    Registration Statement.)


         (5) (a) Deferred Annuity Application (incorporated by reference to Post-Effective Amendment No. 14 to this Registration Registration Statement.)
               (b) 403(b) Annuity Application (incorporated by reference to
                   Post-Effective Amendment No. 14 to this Registration Statement.)


         (6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company are (incorporated herein by reference to the Registration Statement of Lincoln National Life Insurance Company on Form N-4 (33-27783) filed on December 5, 1996.)

               (b) By-Laws of The Lincoln National Life Insurance Company are
                   incorporated herein by reference to the Registration Statement of Lincoln National Life Insurance Company on Form N-4 (33-27783) filed on May 20, 1997.

         (7)   N/A

         (8) (a) Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and Lincoln National Life Insurance Company (incorporated by reference to the Registration Statement of Lincoln National Life Insurance Company on Form S-6 (333-40745) filed on November 21, 1997.

               (b) Participation Agreement among Delaware Group Premium
                   Fund, Inc and Lincoln National Life and Delaware Distributors, LP*


               (c) Selling Group Agreement for Lincoln Financial Advisors
                   (incorporated by reference to Post-effective Amendment No. 16 to this Registration Statement.).


               (d) Participation Agreement among Lincoln National Aggressive
                   Growth Fund, Inc. and Lincoln National Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 8 to the Registration Statement of Lincoln National Aggressive Growth Fund form N-1A, 33-70742 on April 16, 1999.)

               (e) Participation Agreement among Lincoln National Capital
                   Appreciation Fund, Inc. and Lincoln National Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 21 to the Registration Statement of Lincoln National Capital Appreciation Fund form N-1A, 33-70272 on April 16, 1999.)

               (f) Participation Agreement among Lincoln National Global
                   Asset Allocation Fund, Inc. (formerly Putnam Master
                   Fund, Inc.) and Lincoln National Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 7 to the Registration Statement of Lincoln National Global Asset Allocation Fund form N-1A, 33-13530 on April 16, 1999.)

               (g) Participation Agreement among Lincoln National International
                   Fund, Inc. (formerly Real Estate Fund, Inc.) and Lincoln National Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 7 to the Registration Statement of Lincoln National International Fund form N-1A, 33-38335 on April 16, 1999.)

               (h) Participation Agreement among Lincoln National Money Market
                   Fund, Inc. and Lincoln National Life Insurance Company. (Incorporated by reference to Post Effective Amendment
                   No. 15 to the Registration Statement of Lincoln National Money Market Fund form N-1A, 2-80743 on April 16, 1999.)

               (i) Participation Agreement among Lincoln National Special
                   Opportunities Fund, Inc. and Lincoln National Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 20 to the Registration Statement of Lincoln National Special Opportunities Fund form N-1A, 2-80731 on April 16, 1999.)

               (j) Participation Agreement among Lincoln National Bond Fund,
                   Inc. and Lincoln National Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 11 to the Registration Statement of Lincoln National Bond Fund form N-1A, 2-80746 on April 16, 1999.)

               (k) Participation Agreement among Lincoln National Equity-
                   Income Fund, Inc. and Lincoln National Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 19 to the Registration Statement of Lincoln National Equity-Income Fund form N-1A, 33-71158 on
                   April 16, 1999.)

               (l) Participation Agreement among Lincoln National Growth and
                   Income Fund, Inc. and Lincoln National Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 20 to the Registration Statement of Lincoln National Growth and Income Fund form N-1A, 2-80741 on April 16, 1999.)

               (m) Participation Agreement among Lincoln National Managed
                   Fund, Inc. and Lincoln National Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 13 to the Registration Statement of Lincoln National Managed Fund form N-1A, 2-82276 on April 16, 1999.)

               (n) Participation Agreement among Lincoln National Social
                   Awareness Fund, Inc. (formerly Government Securities Fund, Inc.) and Lincoln National Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 20 to the Registration Statement of Lincoln National Special Awareness Fund form N-1A, 33-19896 on April 16, 1999.)

               (o) Amendment to fund participation agreement between Delaware
                   Group Premium Fund, Inc. and Lincoln National Life and Delaware Distributors LP, dated November 1, 1998. (Incorporated by reference to Post Effective Amendment
                   No. 16 to this registration statement.)

               (p) Participation Agreement among Bankers Trust (BT) Insurance
                   Trust - (Equity 500 Index Fund and Small Cap Index Fund) and Lincoln National Life Insurance Company. (Incorporated by reference to the Registration Statement of Lincoln National form N-4, 333-62819 on April 21, 1999.)

               (q) Participation Agreement among Baron Capital Asset Fund and
                   Lincoln National Life Insurance Company. (Incorporated by reference to the Registration Statement of Lincoln National form N-4, 333-04999 on September 30, 1998.)

               (r) Participation Agreement among Fidelity Variable Insurance
                   Trust (VIP) II and Lincoln National Life Insurance Company. (Incorporated by reference to the Registration Statement of Lincoln National form N-4, 333-04999 on September 30, 1998.)

               (s) Participation Agreement among Janus Aspen Series and Lincoln
                   National Life Insurance Company. (Incorporated by reference to the Registration Statement of Lincoln National form N-4, 333-04999 on September 30, 1998.)

               (t) Participation Agreement among Neuberger Berman AMT Funds and
                   Lincoln National Life Insurance Company. (Incorporated by reference to the Registration Statement of Lincoln National form N-4, 333-04999 on September 30, 1998.)

               (u) Participation Agreement among Variable Insurance Trust
                   (VIP) and Lincoln National Life Insurance Company. (Incorporated by reference to the Registration Statement of Lincoln National form N-4, 333-04999 on September 30, 1998.)





         (9) Opinion and Consent of Jeremy Sachs, Senior Counsel (Incorporated by reference to post-effective amendment No. 14 to this registration statement.)


        (10)   Consent of Ernst & Young LLP, Independent Auditors


        (11)   N/A

        (12)   N/A

        (13) Schedule of Computation. (Incorporated by reference filed with post-effective amendment No. 13 to this registration statement.)

        (14)   N/A


        (15)   (a)  Organizational Chart of Lincoln National Life Insurance
                    Holding Company System (incorporated by reference to Post-effective Amendment No. 16 to this Registration Statement.)

               (b) Memorandum Concerning Books and Records (incorporated by reference to Post-effective Amendment No. 16 to this Registration Statement.)

        (16) Powers of Attorney (incorporated by reference to Post-effective Amendment No. 16 to this Registration Statement.)


               (a)  Gabriel Shaheen
               (b)  Lawrence Rowland
               (c)  Keith Ryan
               (d)  H. Thomas McMeekin
               (e)  Richard Vaughan
               (f)  Jon Boscia

* Incorporated by reference to the registration statement of Lincoln National Life Insurance Company Post-Effective Amendment 15 to this Registration Statement (File No. 33-25990.)

Item 25.
--------

                      DIRECTORS AND OFFICERS OF THE DEPOSITOR



Name                          Positions and Officers
----                          ------------------------------
Gabriel L. Shaheen*           President, Chief Executive Officer and Director
Jon A. Boscia**               Director
John H. Gotta****             Senior Vice President and Assistant Secretary
Stephen H. Lewis*             Senior Vice President
H. Thomas McMeekin**          Director
Cynthia A. Rose**             Secretary and Assistant Vice President
Lawrence T. Rowland***        Executive Vice President and Director
Keith J. Ryan*                Vice President, Controller and Chief Accounting
                              Officer
Todd R. Stephenson            Senior Vice President, Chief Financial Officer
                              and Assistant Treasurer
Eldon J. Summers**            Second Vice President and Treasurer
Richard C. Vaughan**          Director
Michael R. Walker             Senior Vice President
Roy V. Washington*****        Vice President and Chief Compliance Officer


*      Principal business address is 1300 South Clinton Street, Fort Wayne,
       IN 46802-3506
**     Principal business address is 200 East Berry Street, Fort Wayne, IN
       46802-2706
*** Principal business address is 1700 Magnavox Way, One Reinsurance Place, Fort Wayne, IN 48604-1538.
****   Principal business address is 350 Church Street, Hartford, CT 06103
*****  Principal business address is 915 S. Clinton, Fort Wayne, IN 46802

Item 26.
--------

                        PERSONS CONTROLLED BY OR UNDER COMMON
                       CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Exhibit 15(a): The Organizational Chart of The Lincoln National Insurance Holding Company System is hereby incorporated herein by this reference.

Item 27.
--------

                           NUMBER OF CONTRACT OWNERS

     As of May 1, 1999, there were 453,000 Contract Owners under Lincoln National Variable Annuity Account C.

Item 28.
--------

                         INDEMNIFICATION--UNDERTAKING

     (a) Brief description of indemnification provisions.

         In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

         In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the rights of, LNL.

         Please refer to Article VII of the By-Laws of LNL (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.
--------

                             PRINCIPAL UNDERWRITER

     (a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life
         Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln National Variable Annuity Accounts 50 and 51

     (b) See Item 25.

     (c) Commissions and Other Compensation Received by Lincoln National Life Insurance Company from Lincoln National Variable Annuity Account C during the fiscal year which ended December 31, 1998:

       (1)                 (2)              (3)          (4)           (5)
                     Net Underwriting
Name of Principal     Discounts and    Compensation   Brokerage
   Underwriter         Commissions     on Redemption  Commissions  Compensation
-----------------    ----------------  -------------  -----------  ------------

The Lincoln National
Life Insurance                                   a                            b
Company                   None         $12,887,791        None     $104,425,602

Notes:

     (a) These figures represent compensation received by Lincoln National Life Insurance Company for surrender, withdrawal and contract charges. See Charges and other deductions, in the Prospectus.

     (b) These figures represent compensation received by Lincoln National Life Insurance Company for mortality and expense guarantees. See Charges and other deductions, in the Prospectus.

Item 30.
--------

                       LOCATION OF ACCOUNTS AND RECORDS

     Exhibit 15(b) is hereby expressly incorporated herein by this reference.

Item 31.
--------

Item 32.  Undertakings
--------

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post cared or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

Item 33.
--------

     Registrant represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plan meeting the requirements of
Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

Item 34.
--------

     For Contracts sold in connection with the Texas Option Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs
(a) through (d) of that rule have been complied with.

                                  SIGNATURES

     (a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 30th day of June, 1999.

                                    LINCOLN NATIONAL VARIABLE ANNUITY
                                    Account C - Multi-Fund
                                    (Registrant)

                                    By: /s/ Stephen H. Lewis
                                        ------------------------------------
                                        Stephen H. Lewis
                                        (Signature-Officer of Depositor)
                                        Senior Vice President, LNL
                                        (Title)

                                    By: THE LINCOLN NATIONAL LIFE
                                        INSURANCE COMPANY (LNL)
                                        (Depositor)

                                    By: /s/ Kelly D. Clevenger
                                        ------------------------------------
                                        Kelly D. Clevenger
                                        Vice President, LNL


     (b) As required by the Securities Act of 1993, this Amendment to the Registration Statement has been signed for the Depositors by the following persons in the capacities and on the dates indicated.

Signature                     Title                                Date
---------                     -----                                ----


    *                         Chief Executive                     June 30, 1999
--------------------------    Officer, President &                -------------
Gabriel L. Shaheen            Director (Principal Executive
                              Officer)


    *                         Executive Vice President            June 30, 1999
--------------------------    and Director                        -------------
Lawrence T. Rowland


/s/ Keith J. Ryan             Senior Vice President, Chief        June 30, 1999
--------------------------    Financial Officer and Assistant     -------------
Keith J. Ryan                 Treasurer (Principal Accounting
                              Officer)


/s/ Todd R. Stephenson        Senior Vice President,              June 30, 1999
-------------------------     Chief Financial Officer             -------------
Todd R. Stephenson            and Assistant Treasurer
                              (Principal Financial Officer)


    *                         Director                            June 30, 1999
-------------------------                                         -------------
Jon A. Boscia


    *                         Director                            June 30, 1999
--------------------------                                        -------------
H. Thomas McMeekin


    *                         Director                            June 30, 1999
--------------------------                                        -------------
Richard C. Vaughan


* By /s/ Steven M. Kluever    pursuant to a Power of Attorney
     ---------------------    filed with Post-Effective
     Steven M. Kluever        Amendment No. 16 to this
                              Registration Statement on Form
                              N-4